Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

	As at December 31,
in USD ‘000	2018	2017
Bank deposits	138,640	110,841
Interest bearing deposits	—	—
Total cash and cash equivalents	138,640	110,841

Split by currency:

	2018	2017
CHF	5%	6%
USD	89%	93%
EUR	5%	1%
GBP	1%	—